ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Derivative assets	$234	$37
Accounts receivable(1)	794	421
Restricted cash and deposits	631	237
Prepaid expenses	317	94
Other current assets	385	192
Total accounts receivable and other	$2,361	$981

(1)	See Note 37, Related Parties, for further discussion.